Consolidated Statements of Operations - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net sales	¥ 163,329	¥ 111,878	¥ 132,903
Cost of sales	72,903	62,545	63,983
Gross profit	90,426	49,333	68,920
Research and development expenses	29,876	32,670	33,062
Selling, general and administrative expenses	45,720	39,964	35,778
Impairment charge	211	13,068
Operating income (loss)	14,619	(36,369)	80
Other income (expense):
Interest and dividend income	203	199	213
Interest expense	(137)	(140)	(132)
Gain on sale of investment securities	750	1,396	388
Impairment losses on investment securities			(400)
Other, net	3,424	(587)	(1,442)
Total other income (expense)	4,240	868	(1,373)
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	18,859	(35,501)	(1,293)
Income tax expense	5,911	61	2,493
Equity in earnings (loss) of affiliated company		22	(35)
Net income (loss)	¥ 12,948	¥ (35,540)	¥ (3,821)
Net income (loss) per share:
Basic	¥ 74.31	¥ (204.10)	¥ (22.03)
Diluted	¥ 67.16	¥ (204.10)	¥ (22.03)